Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MARKET TRUST
Entity Central Index Key	0000095603
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000255958
Shareholder Report [Line Items]
Fund Name	DWS RREEF Completion Fund I
Trading Symbol	RASFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Completion Fund I (the "Fund") for the period February 12, 2026 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$0Footnote Reference(a)	0.00%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period February 12, 2026 (commencement of operations) through March 31, 2026.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any compensation paid by wrap program sponsors or clients for separately managed account advisory services.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund had negative returns for the period ended March 31, 2026, underperforming the Fund's broad-based and more narrowly based indexes. The Fund's broad-based index, the MSCI World ex USA Index, returned -8.41% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned -5.14%.

The Fund’s negative total return reflected the challenging market environment that existed during the abbreviated reporting period. The start of the war in Iran weighed heavily on the financial markets, leading to negative returns across most areas in which the Fund invests. Its holdings in global real estate stocks, in particular, were hurt by the spike in interest rates caused by rising oil prices and expectations for higher inflation. CTP NV (1.2%), British Land Co. PLC (1.4%), and Mitsui Fudosan Co., Ltd. (2.7%) were the largest individual detractors in this segment of the Fund. On the other hand, Sun Hung Kai Properties Ltd. (2.8%) contributed positively.

Holdings in global infrastructure stocks held up somewhat better, primarily due to their strong showing in the time from the Fund’s inception to the start of the war on March 1. The Canadian energy infrastructure company Keyera Corp. (3.1%) produced a gain and was a notable contributor in this area. Aena SME SA (3.4%), an airport operator based in Spain, was a notable detractor. Zero weightings in a number of pipeline operators hurt relative performance, as well.

Global natural resources stocks also lost ground as a group, with Ivanhoe Mines Ltd. (1.5%) and Capstone Copper Cop. (1.4%) having the largest adverse impact. The Norwegian aluminum producer Norsk Hydro ASA (2.2%) delivered a gain and contributed to performance, as did the European commodity trading and mining company Glencore PLC (2.3%).

AssetsNet	$ 1,822,514
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,822,514
Number of Portfolio Holdings	62
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	0

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	3%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Table Summary
Sector	% of Net Assets
Real Estate	44%
Utilities	17%
Industrials	14%
Materials	13%
Communication Services	5%
Energy	3%
Health Care	1%

Top Ten Holdings

Table Summary
Holdings	33.6% of Net Assets
Vinci SA (France)	5.1%
Transurban Group (Australia)	4.3%
E.ON SE (Germany)	3.5%
Aena SME SA (Spain)	3.4%
Cellnex Telecom SA (Spain)	3.4%
Keyera Corp. (Canada)	3.1%
Sun Hung Kai Properties Ltd. (Hong Kong)	2.8%
Severn Trent PLC (United Kingdom)	2.8%
Mitsui Fudosan Co., Ltd. (Japan)	2.7%
Swiss Prime Site AG (Switzerland)	2.5%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	14%
Australia	10%
Spain	10%
Hong Kong	9%
Canada	9%
United Kingdom	7%
France	7%
Singapore	5%
Switzerland	5%
Germany	5%
Other	16%

[1]	Based on the period February 12, 2026 (commencement of operations) through March 31, 2026.
[2]	Annualized.